Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,340,000.00
Total Fee Amount	185.05
Total Offset Amount	0.00
Net Fee	$ 185.05
Offering Table N/A
Offset Table N/A	N/A